UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22309

Transparent Value Trust

(Exact name of registrant as specified in charter)

805 King Farm Boulevard, Suite 600
Rockville, Maryland 20850

(Address of principal executive offices) (Zip code)

Donald C. Cacciapaglia, President and Chief Executive Officer
Transparent Value Trust
805 King Farm Boulevard, Suite 600
Rockville, Maryland 20850

(Name and address of agent for service)

Registrant’s telephone number, including area code: 301-296-5100

Date of fiscal year end: September 30

Date of reporting period: April 1, 2017 - June 30, 2017

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Attached hereto.

Directional Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2017

	Shares	Value
COMMON STOCKS† - 97.4%
Consumer, Non-cyclical - 26.5%
Regeneron Pharmaceuticals, Inc.*	21,000	$10,313,939
Celgene Corp.*	77,610	10,079,211
Centene Corp.*	112,542	8,989,855
PayPal Holdings, Inc.*	158,786	8,522,046
Vantiv, Inc. — Class A*	131,679	8,340,549
ABIOMED, Inc.*	54,786	7,850,834
Allergan plc	30,945	7,522,420
Universal Health Services, Inc. — Class B	58,588	7,152,423
Moody's Corp.	53,574	6,518,884
Edwards Lifesciences Corp.*	53,472	6,322,529
S&P Global, Inc.	41,374	6,040,190
UnitedHealth Group, Inc.	29,048	5,386,080
Herbalife Ltd.*	73,489	5,241,970
Molson Coors Brewing Co. — Class B	56,255	4,857,057
TreeHouse Foods, Inc.*	56,469	4,612,953
Aetna, Inc.	29,400	4,463,802
Alexion Pharmaceuticals, Inc.*	35,682	4,341,429
Thermo Fisher Scientific, Inc.	23,542	4,107,373
Constellation Brands, Inc. — Class A	20,629	3,996,456
MarketAxess Holdings, Inc.	19,711	3,963,882
Live Nation Entertainment, Inc.*	111,371	3,881,279
Bristol-Myers Squibb Co.	68,904	3,839,331
Cintas Corp.	30,112	3,795,316
Monster Beverage Corp.*	73,496	3,651,281
Quintiles IMS Holdings, Inc.*	40,628	3,636,206
Incyte Corp.*	28,135	3,542,478
Amgen, Inc.	19,250	3,315,428
Equifax, Inc.	23,034	3,165,332
Tyson Foods, Inc. — Class A	48,008	3,006,741
Global Payments, Inc.	32,878	2,969,541
Kimberly-Clark Corp.	21,301	2,750,172
Estee Lauder Cos., Inc. — Class A	28,521	2,737,446
Mondelez International, Inc. — Class A	59,157	2,554,991
Avery Dennison Corp.	27,986	2,473,123
McCormick & Co., Inc.	25,199	2,457,154
Kroger Co.	88,737	2,069,347
Total Consumer, Non-cyclical		178,469,048
Financial - 18.2%
Signature Bank*	64,360	9,237,592
Citizens Financial Group, Inc.	235,911	8,417,304
Alliance Data Systems Corp.	32,617	8,372,458
Ally Financial, Inc.	395,208	8,259,847
First Republic Bank	71,217	7,128,822
Progressive Corp.	101,720	4,484,834
American Tower Corp. REIT — Class A	32,901	4,353,460
Bank of America Corp.	176,791	4,288,950
Mastercard, Inc. — Class A	34,686	4,212,615
Regions Financial Corp.	273,835	4,008,944
Prologis, Inc.	68,211	3,999,893
Kilroy Realty Corp.	48,644	3,655,597
Equinix, Inc. REIT	8,477	3,637,989
Synchrony Financial	121,466	3,622,116
Prudential Financial, Inc.	32,964	3,564,727
Unum Group	76,098	3,548,450
Raymond James Financial, Inc.	43,003	3,449,701
FNF Group	75,699	3,393,586
U.S. Bancorp	63,183	3,280,461
American Campus Communities, Inc.	63,828	3,019,064
BlackRock, Inc. — Class A	6,764	2,857,181
American International Group, Inc.	44,468	2,780,139
SEI Investments Co.	50,437	2,712,502
Cincinnati Financial Corp.	37,382	2,708,326
Torchmark Corp.	34,187	2,615,306
Realogy Holdings Corp.	73,969	2,400,294
Visa, Inc. — Class A	24,938	2,338,686
Weyerhaeuser Co. REIT	67,925	2,275,488
Liberty Property Trust	54,505	2,218,899
People's United Financial, Inc.	110,564	1,952,560
Total Financial		122,795,791
Communications - 12.8%
Arista Networks, Inc.*	74,105	11,100,187
Facebook, Inc. — Class A*	59,624	9,002,031
Amazon.com, Inc.*	8,376	8,107,967
Level 3 Communications, Inc.*	118,972	7,055,040
Twenty-First Century Fox, Inc. — Class A	235,172	6,664,774
Juniper Networks, Inc.	212,078	5,912,735
CDW Corp.	64,306	4,021,054
Expedia, Inc.	26,741	3,983,072
VeriSign, Inc.*	40,026	3,720,817
Alphabet, Inc. — Class C*	4,035	3,666,726
Walt Disney Co.	34,216	3,635,450
Charter Communications, Inc. — Class A*	9,422	3,173,801
Comcast Corp. — Class A	79,302	3,086,434
Priceline Group, Inc.*	1,634	3,056,430
Cisco Systems, Inc.	90,000	2,817,000
AT&T, Inc.	71,361	2,692,451
Scripps Networks Interactive, Inc. — Class A	35,519	2,426,303
Verizon Communications, Inc.	44,853	2,003,135
Total Communications		86,125,407
Industrial - 10.6%
Martin Marietta Materials, Inc.	40,183	8,943,933
Masco Corp.	198,858	7,598,364
Snap-on, Inc.	46,608	7,364,064
TransDigm Group, Inc.	26,496	7,123,980
Johnson Controls International plc	157,373	6,823,693
Ingersoll-Rand plc	62,694	5,729,604
Norfolk Southern Corp.	33,794	4,112,729
Agilent Technologies, Inc.	66,971	3,972,050
Lennox International, Inc.	19,432	3,568,492
Allegion plc	43,169	3,501,869
General Dynamics Corp.	17,472	3,461,203
AO Smith Corp.	54,181	3,052,016
Arrow Electronics, Inc.*	35,456	2,780,460
Old Dominion Freight Line, Inc.	22,936	2,184,425

Directional Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2017

	Shares	Value
COMMON STOCKS† - 97.4% (continued)
Industrial - 10.6% (continued)
CSX Corp.	20,000	$1,091,200
Total Industrial		71,308,082
Consumer, Cyclical - 9.9%
Ulta Beauty, Inc.*	32,503	9,339,411
Lear Corp.	55,776	7,924,654
Lennar Corp. — Class A	136,295	7,267,250
Alaska Air Group, Inc.	44,096	3,958,057
Home Depot, Inc.	25,648	3,934,403
DR Horton, Inc.	113,655	3,929,053
Marriott International, Inc. — Class A	37,657	3,777,374
Darden Restaurants, Inc.	39,761	3,595,985
Norwegian Cruise Line Holdings Ltd.*	65,837	3,574,291
Wyndham Worldwide Corp.	33,715	3,385,323
TJX Cos., Inc.	42,380	3,058,565
CVS Health Corp.	37,239	2,996,250
Hilton Worldwide Holdings, Inc.	43,193	2,671,487
Fastenal Co.	58,274	2,536,667
Delta Air Lines, Inc.	45,220	2,430,123
CarMax, Inc.*	34,769	2,192,533
Total Consumer, Cyclical		66,571,426
Technology - 9.8%
Lam Research Corp.	62,445	8,831,596
Salesforce.com, Inc.*	96,246	8,334,903
Applied Materials, Inc.	181,489	7,497,311
Red Hat, Inc.*	76,965	7,369,399
Apple, Inc.	43,450	6,257,669
Synopsys, Inc.*	60,000	4,375,800
Citrix Systems, Inc.*	54,503	4,337,349
Cognizant Technology Solutions Corp. — Class A	53,527	3,554,193
Broadcom Ltd.	14,526	3,385,284
Intuit, Inc.	20,346	2,702,152
Fortinet, Inc.*	71,989	2,695,268
KLA-Tencor Corp.	25,886	2,368,828
NCR Corp.*	52,759	2,154,678
Analog Devices, Inc.	26,659	2,074,070
Total Technology		65,938,500
Energy - 5.5%
Diamondback Energy, Inc.*	56,324	5,002,134
ONEOK, Inc.	89,537	4,670,250
Equities Corp.	72,781	4,264,239
Pioneer Natural Resources Co.	25,049	3,997,319
Kinder Morgan, Inc.	200,574	3,842,998
Parsley Energy, Inc. — Class A*	118,209	3,280,300
Tesoro Corp.	28,857	2,701,015
Concho Resources, Inc.*	21,324	2,591,506
Range Resources Corp.	106,012	2,456,298
Newfield Exploration Co.*	77,668	2,210,431
Targa Resources Corp.	45,054	2,036,441
Total Energy		37,052,931
Utilities - 2.8%
NRG Energy, Inc.	339,447	5,845,278
Calpine Corp.*	326,007	4,410,876
PPL Corp.	82,493	3,189,179
OGE Energy Corp.	66,655	2,318,927
National Fuel Gas Co.	28,072	1,567,540
AES Corp.	132,977	1,477,374
Total Utilities		18,809,174
Basic Materials - 1.3%
Sherwin-Williams Co.	15,000	5,264,400
Royal Gold, Inc.	47,808	3,737,151
Total Basic Materials		9,001,551
Total Common Stocks
(Cost $563,195,213)		656,071,910

EXCHANGE-TRADED FUNDS† - 2.3%
SPDR S&P 500 ETF Trust	65,440	15,823,392
Total Exchange-Traded Funds
(Cost $15,811,973)		15,823,392
Total Investments - 99.7%
(Cost $579,007,186)		$671,895,302
Other Assets & Liabilities, net - 0.3%		2,043,182
Total Net Assets - 100.0%		$673,938,484

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.

plc — Public Limited Company
REIT — Real Estate Investment Trust
See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at June 30, 2017 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1	Level 2	Level 3	Total
Common Stocks	$656,071,910	$—	$—	$656,071,910
Exchange-Traded Funds	15,823,392	—	—	15,823,392
Total Assets	$671,895,302	$—	$—	$671,895,302

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the previous fiscal period.

For the period ended June 30, 2017, there were no transfers between levels.

RBP® Dividend Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2017

	Shares	Value
COMMON STOCKS† - 98.6%
Financial - 60.2%
Kimco Realty Corp.	32,000	$587,200
Brixmor Property Group, Inc.	29,705	531,125
Tanger Factory Outlet Centers, Inc.	19,293	501,232
Welltower, Inc.	6,061	453,666
Simon Property Group, Inc.	2,754	445,487
Realty Income Corp.	7,828	431,949
Taubman Centers, Inc.	7,000	416,850
CubeSmart	17,147	412,214
Extra Space Storage, Inc.	4,985	388,830
Old Republic International Corp.	18,000	351,541
Public Storage	1,649	343,866
American Campus Communities, Inc.	7,260	343,398
MetLife, Inc.	5,622	308,873
Highwoods Properties, Inc.	5,986	303,550
Hudson Pacific Properties, Inc.	8,655	295,914
First American Financial Corp.	6,602	295,043
Digital Realty Trust, Inc.	2,456	277,405
Principal Financial Group, Inc.	4,224	270,632
Popular, Inc.	6,482	270,365
Cincinnati Financial Corp.	3,722	269,659
CyrusOne, Inc. REIT	4,746	264,590
Ameriprise Financial, Inc.	2,030	258,399
Alexandria Real Estate Equities, Inc.	2,139	257,685
JPMorgan Chase & Co.	2,635	240,839
Fifth Third Bancorp	8,962	232,654
Cullen/Frost Bankers, Inc.	2,442	229,328
FNF Group	4,975	223,029
DCT Industrial Trust, Inc.	3,997	213,600
KeyCorp	11,099	207,995
U.S. Bancorp	3,902	202,592
Capital One Financial Corp.	2,389	197,379
XL Group Ltd.	4,358	190,880
SunTrust Banks, Inc.	3,257	184,737
Everest Re Group Ltd.	711	181,013
Morgan Stanley	3,983	177,482
Allstate Corp.	1,962	173,519
American Tower Corp. REIT — Class A	1,310	173,339
Ally Financial, Inc.	8,164	170,628
Unum Group	3,654	170,386
Lincoln National Corp.	2,476	167,328
CNO Financial Group, Inc.	7,880	164,534
Equinix, Inc. REIT	381	163,510
Bank of New York Mellon Corp.	3,072	156,733
Citizens Financial Group, Inc.	4,317	154,031
Intercontinental Exchange, Inc.	2,032	133,949
Willis Towers Watson plc	913	132,805
Bank of America Corp.	5,385	130,640
Raymond James Financial, Inc.	1,480	118,726
American Financial Group, Inc.	1,175	116,760
Reinsurance Group of America, Inc. — Class A	900	115,551
Aon plc	832	110,614
Total Financial		13,114,054
Consumer, Non-cyclical - 15.5%
AbbVie, Inc.	5,239	379,881
Amgen, Inc.	1,761	303,297
Bristol-Myers Squibb Co.	4,996	278,377
Reynolds American, Inc.	4,107	267,119
Johnson & Johnson	1,832	242,355
KAR Auction Services, Inc.	5,621	235,913
Sabre Corp.	10,756	234,158
Sysco Corp.	4,452	224,069
Medtronic plc	2,218	196,847
UnitedHealth Group, Inc.	808	149,819
Becton Dickinson and Co.	754	147,113
Moody's Corp.	1,090	132,631
Estee Lauder Cos., Inc. — Class A	1,368	131,301
Anthem, Inc.	675	126,988
Aetna, Inc.	831	126,171
Constellation Brands, Inc. — Class A	631	122,244
CDK Global, Inc.	1,177	73,045
Total Consumer, Non-cyclical		3,371,328
Consumer, Cyclical - 9.9%
Darden Restaurants, Inc.	2,480	224,292
Home Depot, Inc.	1,436	220,282
Foot Locker, Inc.	3,469	170,952
Newell Brands, Inc.	3,009	161,343
Lowe's Cos., Inc.	1,970	152,734
Carter's, Inc.	1,674	148,902
PulteGroup, Inc.	6,035	148,038
TJX Cos., Inc.	2,038	147,082
NIKE, Inc. — Class B	2,374	140,066
Thor Industries, Inc.	1,284	134,204
Dollar General Corp.	1,649	118,876
DR Horton, Inc.	3,433	118,679
Brunswick Corp.	1,520	95,350
Pool Corp.	800	94,056
Ross Stores, Inc.	1,300	75,049
Total Consumer, Cyclical		2,149,905
Industrial - 4.2%
Waste Management, Inc.	2,846	208,754
Corning, Inc.	6,506	195,505
Gentex Corp.	10,000	189,700
L3 Technologies, Inc.	1,012	169,085
Snap-on, Inc.	991	156,578
Total Industrial		919,622
Technology - 4.2%
Intel Corp.	7,641	257,808
Western Digital Corp.	2,229	197,489
KLA-Tencor Corp.	1,742	159,410
Microchip Technology, Inc.	1,844	142,320
Lam Research Corp.	651	92,071
Applied Materials, Inc.	1,689	69,773
Total Technology		918,871
Communications - 3.3%
Motorola Solutions, Inc.	2,339	202,885
Scripps Networks Interactive, Inc. — Class A	2,470	168,726
Comcast Corp. — Class A	3,314	128,981
Juniper Networks, Inc.	4,183	116,622
CDW Corp.	1,685	105,363
Total Communications		722,577

RBP® Dividend Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2017

	Shares	Value
COMMON STOCKS† - 98.6% (continued)
Utilities - 1.3%
PG&E Corp.	4,243	$281,608
Total Common Stocks
(Cost $20,837,545)		21,477,965

EXCHANGE-TRADED FUNDS† - 1.9%
iShares Select Dividend ETF	4,430	408,490
Total Exchange-Traded Funds
(Cost $410,793)		408,490
Total Investments - 100.5%
(Cost $21,248,338)		$21,886,455
Other Assets & Liabilities, net - (0.5)%		(108,594)
Total Net Assets - 100.0%		$21,777,861

†	Value determined based on Level 1 inputs — See Note 3.

plc — Public Limited Company
REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at June 30, 2017 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1	Level 2	Level 3	Total
Common Stocks	$21,477,965	$—	$—	$21,477,965
Exchange-Traded Funds	408,490	—	—	408,490
Total Assets	$21,886,455	$—	$—	$21,886,455

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the previous fiscal period.

For the period ended June 30, 2017, there were no transfers between levels.

RBP® Large-Cap Defensive Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2017

	Shares	Value
COMMON STOCKS† - 95.7%
Consumer, Non-cyclical - 33.3%
UnitedHealth Group, Inc.	2,175	$403,288
Intuitive Surgical, Inc.*	345	322,702
Constellation Brands, Inc. — Class A	1,566	303,381
Reynolds American, Inc.	4,657	302,891
ResMed, Inc.	3,825	297,853
MarketAxess Holdings, Inc.	1,475	296,622
Vantiv, Inc. — Class A*	4,580	290,097
Bristol-Myers Squibb Co.	5,157	287,348
AbbVie, Inc.	3,883	281,556
Zoetis, Inc.	4,434	276,593
Cintas Corp.	2,184	275,271
Monster Beverage Corp.*	5,332	264,894
Laboratory Corp. of America Holdings*	1,623	250,169
Quintiles IMS Holdings, Inc.*	2,775	248,363
Altria Group, Inc.	3,289	244,932
Gartner, Inc.*	1,958	241,833
AmerisourceBergen Corp. — Class A	2,522	238,405
Clorox Co.	1,576	209,987
PayPal Holdings, Inc.*	3,737	200,565
Estee Lauder Cos., Inc. — Class A	2,049	196,663
Danaher Corp.	2,297	193,844
Hormel Foods Corp.	5,570	189,993
Sysco Corp.	3,726	187,530
Johnson & Johnson	1,409	186,397
Church & Dwight Company, Inc.	3,556	184,485
Merck & Co., Inc.	2,574	164,968
Pfizer, Inc.	4,862	163,315
Avery Dennison Corp.	1,806	159,596
Hershey Co.	1,447	155,364
Eli Lilly & Co.	1,760	144,848
Kroger Co.	5,969	139,197
Total Consumer, Non-cyclical		7,302,950
Consumer, Cyclical - 14.7%
NVR, Inc.*	129	310,969
Home Depot, Inc.	1,953	299,589
Darden Restaurants, Inc.	2,988	270,235
Toro Co.	3,548	245,841
Ross Stores, Inc.	4,180	241,311
Dollar General Corp.	3,337	240,564
Vail Resorts, Inc.	1,084	219,868
O'Reilly Automotive, Inc.*	1,004	219,615
CVS Health Corp.	2,722	219,012
TJX Cos., Inc.	2,880	207,850
Carter's, Inc.	2,239	199,159
Lowe's Cos., Inc.	2,541	197,004
Costco Wholesale Corp.	1,119	178,962
Starbucks Corp.	2,904	169,332
Total Consumer, Cyclical		3,219,311
Financial - 14.2%
Mid-America Apartment Communities, Inc.	2,992	315,298
Digital Realty Trust, Inc.	2,551	288,135
CBOE Holdings, Inc.	2,965	271,002
Progressive Corp.	5,975	263,438
Allstate Corp.	2,734	241,795
Extra Space Storage, Inc.	3,050	237,900
American Express Co.	2,527	212,875
Nasdaq, Inc.	2,939	210,109
Arch Capital Group Ltd.*	2,201	205,331
CME Group, Inc. — Class A	1,631	204,266
Intercontinental Exchange, Inc.	2,948	194,332
Cincinnati Financial Corp.	2,512	181,994
Simon Property Group, Inc.	998	161,436
New York Community Bancorp, Inc.	10,772	141,436
Total Financial		3,129,347
Communications - 11.0%
Facebook, Inc. — Class A*	2,253	340,159
Alphabet, Inc. — Class C*	306	278,071
Walt Disney Co.	2,517	267,431
CDW Corp.	3,993	249,682
Charter Communications, Inc. — Class A*	649	218,616
Comcast Corp. — Class A	5,499	214,021
Cisco Systems, Inc.	5,657	177,064
Scripps Networks Interactive, Inc. — Class A	2,551	174,259
Symantec Corp.	5,801	163,878
Verizon Communications, Inc.	3,256	145,413
AT&T, Inc.	3,526	133,036
Motorola Solutions, Inc.	796	69,045
Total Communications		2,430,675
Technology - 8.7%
VMware, Inc. — Class A*	3,401	297,350
Synopsys, Inc.*	4,074	297,117
Cadence Design Systems, Inc.*	6,425	215,173
Electronic Arts, Inc.*	1,885	199,282
Broadridge Financial Solutions, Inc.	2,592	195,852
Jack Henry & Associates, Inc.	1,850	192,160
KLA-Tencor Corp.	1,995	182,562
Paychex, Inc.	3,009	171,332
Apple, Inc.	1,158	166,775
Total Technology		1,917,603
Industrial - 6.7%
TransDigm Group, Inc.	909	244,403
Raytheon Co.	1,232	198,943
Lennox International, Inc.	1,035	190,068
3M Co.	871	181,333
Owens Corning	2,709	181,286
Harris Corp.	1,635	178,346
Hubbell, Inc.	1,224	138,520
Northrop Grumman Corp.	486	124,761
General Dynamics Corp.	230	45,563
Total Industrial		1,483,223
Utilities - 3.4%
PPL Corp.	5,209	201,380
PG&E Corp.	2,981	197,849
Eversource Energy	3,216	195,243
DTE Energy Co.	1,509	159,637
Total Utilities		754,109
Basic Materials - 2.1%
Royal Gold, Inc.	2,212	172,912

RBP® Large-Cap Defensive Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2017

	Shares	Value
COMMON STOCKS† - 95.7% (continued)
Basic Materials - 2.1% (continued)
EI du Pont de Nemours & Co.	1,483	$119,693
Newmont Mining Corp.	2,654	85,963
Dow Chemical Co.	1,271	80,162
Total Basic Materials		458,730
Energy - 1.6%
Occidental Petroleum Corp.	2,130	127,524
Chevron Corp.	1,106	115,389
Equities Corp.	1,894	110,969
Total Energy		353,882
Total Common Stocks
(Cost $18,396,222)		21,049,830

EXCHANGE-TRADED FUNDS† - 3.5%
SPDR S&P 500 ETF Trust	3,228	780,530
Total Exchange-Traded Funds
(Cost $787,438)		780,530
Total Investments - 99.2%
(Cost $19,183,660)		$21,830,360
Other Assets & Liabilities, net - 0.8%		183,507
Total Net Assets - 100.0%		$22,013,867

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at June 30, 2017 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1	Level 2	Level 3	Total
Common Stocks	$21,049,830	$—	$—	$21,049,830
Exchange-Traded Funds	780,530	—	—	780,530
Total Assets	$21,830,360	$—	$—	$21,830,360

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the previous fiscal period.

For the period ended June 30, 2017, there were no transfers between levels.

RBP® Large-Cap Market Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2017

	Shares	Value
COMMON STOCKS† - 98.7%
Consumer, Non-cyclical - 28.6%
UnitedHealth Group, Inc.	1,855	$343,953
Regeneron Pharmaceuticals, Inc.*	665	326,608
Celgene Corp.*	2,350	305,195
Centene Corp.*	3,579	285,891
PayPal Holdings, Inc.*	5,243	281,391
Vantiv, Inc. — Class A*	4,187	265,204
Constellation Brands, Inc. — Class A	1,336	258,823
MarketAxess Holdings, Inc.	1,259	253,184
Bristol-Myers Squibb Co.	4,401	245,224
Allergan plc	984	239,201
Cintas Corp.	1,864	234,939
Universal Health Services, Inc. — Class B	1,863	227,435
Monster Beverage Corp.*	4,550	226,044
Quintiles IMS Holdings, Inc.*	2,515	225,093
ABIOMED, Inc.*	1,561	223,692
Moody's Corp.	1,738	211,480
Herbalife Ltd.*	2,892	206,286
Edwards Lifesciences Corp.*	1,643	194,268
S&P Global, Inc.	1,316	192,123
Global Payments, Inc.	2,102	189,853
Tyson Foods, Inc. — Class A	2,947	184,571
Estee Lauder Cos., Inc. — Class A	1,867	179,195
Kimberly-Clark Corp.	1,331	171,845
Molson Coors Brewing Co. — Class B	1,930	166,636
McCormick & Co., Inc.	1,647	160,599
TreeHouse Foods, Inc.*	1,654	135,115
Kroger Co.	5,494	128,120
Total Consumer, Non-cyclical		6,061,968
Financial - 16.6%
Signature Bank*	2,046	293,662
American Tower Corp. REIT — Class A	2,104	278,402
Progressive Corp.	6,298	277,679
Citizens Financial Group, Inc.	7,503	267,707
Alliance Data Systems Corp.	1,036	265,931
Ally Financial, Inc.	12,569	262,692
Equinix, Inc. REIT	546	234,321
First Republic Bank	2,265	226,727
Synchrony Financial	7,550	225,141
FNF Group	4,886	219,039
U.S. Bancorp	3,912	203,111
American Campus Communities, Inc.	4,103	194,072
Cincinnati Financial Corp.	2,295	166,273
Visa, Inc. — Class A	1,639	153,705
Liberty Property Trust	3,385	137,803
People's United Financial, Inc.	7,077	124,980
Total Financial		3,531,245
Communications - 14.8%
Arista Networks, Inc.*	2,356	352,904
Facebook, Inc. — Class A*	1,896	286,259
CDW Corp.	4,165	260,437
Amazon.com, Inc.*	256	247,808
Alphabet, Inc. — Class C*	260	236,270
VeriSign, Inc.*	2,520	234,259
Level 3 Communications, Inc.*	3,872	229,610
Walt Disney Co.	2,148	228,225
Twenty-First Century Fox, Inc. — Class A	7,479	211,955
Juniper Networks, Inc.	7,276	202,855
Comcast Corp. — Class A	5,000	194,600
AT&T, Inc.	4,568	172,351
Scripps Networks Interactive, Inc. — Class A	2,333	159,367
Verizon Communications, Inc.	2,991	133,578
Total Communications		3,150,478
Industrial - 11.2%
Martin Marietta Materials, Inc.	1,278	284,457
Agilent Technologies, Inc.	4,196	248,865
Masco Corp.	6,324	241,640
Johnson Controls International plc	5,399	234,101
Lennox International, Inc.	1,265	232,305
Snap-on, Inc.	1,432	226,256
General Dynamics Corp.	1,127	223,258
TransDigm Group, Inc.	825	221,818
Ingersoll-Rand plc	1,830	167,244
Old Dominion Freight Line, Inc.	1,468	139,812
Norfolk Southern Corp.	1,029	125,229
CSX Corp.	660	36,010
Total Industrial		2,380,995
Consumer, Cyclical - 9.5%
Ulta Beauty, Inc.*	1,065	306,016
Home Depot, Inc.	1,666	255,564
Lear Corp.	1,773	251,908
Lennar Corp. — Class A	4,334	231,089
Darden Restaurants, Inc.	2,550	230,622
Wyndham Worldwide Corp.	2,177	218,593
TJX Cos., Inc.	2,624	189,374
CVS Health Corp.	2,323	186,909
Alaska Air Group, Inc.	1,513	135,807
Total Consumer, Cyclical		2,005,882
Technology - 7.3%
Lam Research Corp.	1,986	280,881
Salesforce.com, Inc.*	3,061	265,082
Applied Materials, Inc.	5,772	238,441
Red Hat, Inc.*	2,447	234,300
Apple, Inc.	1,381	198,892
Intuit, Inc.	1,342	178,231
KLA-Tencor Corp.	1,695	155,109
Total Technology		1,550,936
Energy - 5.5%
Tesoro Corp.	1,855	173,628
ONEOK, Inc.	3,072	160,235
Diamondback Energy, Inc.*	1,791	159,059
Newfield Exploration Co.*	4,972	141,503
Kinder Morgan, Inc.	7,018	134,465
Pioneer Natural Resources Co.	717	114,419
Equities Corp.	1,767	103,529
Parsley Energy, Inc. — Class A*	3,424	95,016
Range Resources Corp.	3,259	75,511
Total Energy		1,157,365

RBP® Large-Cap Market Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2017

	Shares	Value
COMMON STOCKS† - 98.7% (continued)
Utilities - 3.2%
PPL Corp.	5,397	$208,649
NRG Energy, Inc.	10,797	185,924
OGE Energy Corp.	4,185	145,596
Calpine Corp.*	10,368	140,279
Total Utilities		680,448
Basic Materials - 2.0%
Royal Gold, Inc.	3,075	240,373
Sherwin-Williams Co.	515	180,744
Total Basic Materials		421,117
Total Common Stocks
(Cost $17,487,454)		20,940,434

EXCHANGE-TRADED FUNDS† - 1.0%
SPDR S&P 500 ETF Trust	870	210,366
Total Exchange-Traded Funds
(Cost $209,083)		210,366
Total Investments - 99.7%
(Cost $17,696,537)		$21,150,800
Other Assets & Liabilities, net - 0.3%		67,109
Total Net Assets - 100.0%		$21,217,909

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.

plc — Public Limited Company
REIT — Real Estate Investment Trust
See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at June 30, 2017 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1	Level 2	Level 3	Total
Common Stocks	$20,940,434	$—	$—	$20,940,434
Exchange-Traded Funds	210,366	—	—	210,366
Total Assets	$21,150,800	$—	$—	$21,150,800

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the previous fiscal period.

For the period ended June 30, 2017, there were no transfers between levels.

RBP® Large-Cap Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2017

	Shares	Value
COMMON STOCKS† - 96.5%
Consumer, Non-cyclical - 24.5%
Reynolds American, Inc.	926	$60,227
Zimmer Biomet Holdings, Inc.	428	54,955
AbbVie, Inc.	713	51,699
Bristol-Myers Squibb Co.	925	51,541
Quintiles IMS Holdings, Inc.*	563	50,388
Altria Group, Inc.	619	46,097
Kimberly-Clark Corp.	315	40,670
Hormel Foods Corp.	1,096	37,385
Sysco Corp.	737	37,093
Anthem, Inc.	190	35,745
Johnson & Johnson	270	35,718
McCormick & Co., Inc.	360	35,104
PepsiCo, Inc.	300	34,647
Kroger Co.	1,469	34,257
Mondelez International, Inc. — Class A	783	33,818
Pfizer, Inc.	981	32,952
Eli Lilly & Co.	400	32,920
Molson Coors Brewing Co. — Class B	371	32,032
Service Corp. International	948	31,710
Merck & Co., Inc.	491	31,468
Abbott Laboratories	600	29,166
Lamb Weston Holdings, Inc.	653	28,758
Western Union Co.	1,396	26,594
Avery Dennison Corp.	297	26,246
Conagra Brands, Inc.	703	25,139
Colgate-Palmolive Co.	318	23,573
Total Consumer, Non-cyclical		959,902
Financial - 23.5%
FNF Group	1,497	67,111
Progressive Corp.	1,513	66,709
Bank of America Corp.	2,720	65,987
Citigroup, Inc.	977	65,342
Citizens Financial Group, Inc.	1,781	63,546
Regions Financial Corp.	3,949	57,813
Ally Financial, Inc.	2,690	56,221
Synchrony Financial	1,809	53,944
Fifth Third Bancorp	1,959	50,856
Chubb Ltd.	308	44,777
U.S. Bancorp	847	43,976
JPMorgan Chase & Co.	468	42,775
Cincinnati Financial Corp.	574	41,586
CME Group, Inc. — Class A	332	41,580
Realty Income Corp.	714	39,398
People's United Financial, Inc.	1,902	33,589
National Retail Properties, Inc.	815	31,867
Liberty Property Trust	735	29,922
Cullen/Frost Bankers, Inc.	301	28,267
Total Financial		925,266
Industrial - 12.6%
Masco Corp.	1,567	59,875
Agilent Technologies, Inc.	988	58,597
Waste Management, Inc.	670	49,145
General Dynamics Corp.	200	39,620
Arrow Electronics, Inc.*	492	38,583
Raytheon Co.	236	38,109
Johnson Controls International plc	842	36,509
TE Connectivity Ltd.	460	36,193
CSX Corp.	584	31,863
Norfolk Southern Corp.	255	31,034
Eaton Corp. plc	354	27,552
Illinois Tool Works, Inc.	187	26,788
Arconic, Inc.	1,072	24,281
Total Industrial		498,149
Technology - 9.5%
Applied Materials, Inc.	1,511	62,419
Microchip Technology, Inc.	703	54,258
NCR Corp.*	1,242	50,723
Broadridge Financial Solutions, Inc.	568	42,918
KLA-Tencor Corp.	450	41,180
Paychex, Inc.	595	33,879
Microsoft Corp.	455	31,363
Oracle Corp.	611	30,636
CSRA, Inc.	905	28,734
Total Technology		376,110
Energy - 7.3%
Marathon Petroleum Corp.	759	39,718
Valero Energy Corp.	564	38,047
Tesoro Corp.	378	35,381
ConocoPhillips	629	27,651
Phillips 66	324	26,792
ONEOK, Inc.	492	25,662
Kinder Morgan, Inc.	1,244	23,835
Targa Resources Corp.	483	21,832
Devon Energy Corp.	580	18,543
Range Resources Corp.	718	16,636
Newfield Exploration Co.*	506	14,401
Total Energy		288,498
Utilities - 5.8%
NRG Energy, Inc.	2,657	45,753
Eversource Energy	641	38,915
PPL Corp.	1,001	38,699
PG&E Corp.	557	36,968
Pinnacle West Capital Corp.	429	36,534
NextEra Energy, Inc.	237	33,211
Total Utilities		230,080
Consumer, Cyclical - 5.4%
Darden Restaurants, Inc.	561	50,736
Newell Brands, Inc.	879	47,132
Foot Locker, Inc.	710	34,989
Allison Transmission Holdings, Inc.	770	28,883
General Motors Co.	820	28,643
Adient plc	340	22,229
Total Consumer, Cyclical		212,612
Communications - 5.0%
Twenty-First Century Fox, Inc. — Class A	1,699	48,150
Cisco Systems, Inc.	996	31,175
CBS Corp. — Class B	486	30,997
Symantec Corp.	1,071	30,256
Verizon Communications, Inc.	650	29,029
AT&T, Inc.	713	26,901
Total Communications		196,508

RBP® Large-Cap Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2017

	Shares	Value
COMMON STOCKS† - 96.5% (continued)
Basic Materials - 2.9%
International Paper Co.	564	$31,928
Newmont Mining Corp.	880	28,503
Freeport-McMoRan, Inc.*	2,367	28,428
Reliance Steel & Aluminum Co.	342	24,901
Total Basic Materials		113,760
Total Common Stocks
(Cost $3,496,274)		3,800,885

EXCHANGE-TRADED FUNDS† - 0.8%
iShares S&P 500 Value ETF	299	31,383
Total Exchange-Traded Funds
(Cost $31,441)		31,383
Total Investments - 97.3%
(Cost $3,527,715)		$3,832,268
Other Assets & Liabilities, net - 2.7%		107,677
Total Net Assets - 100.0%		$3,939,945

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.

plc — Public Limited Company
See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at June 30, 2017 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1	Level 2	Level 3	Total
Common Stocks	$3,800,885	$—	$—	$3,800,885
Exchange-Traded Funds	31,383	—	—	31,383
Total Assets	$3,832,268	$—	$—	$3,832,268

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the previous fiscal period.

For the period ended June 30, 2017, there were no transfers between levels.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

1. Organization and Significant Accounting Policies
Organization
Transparent Value Trust (the "Trust"), a Delaware statutory trust, is registered with the SEC under the Investment Company Act of 1940 ("1940 Act”), as an open-ended investment company of the series type. Each series, in effect, is representing a separate Fund. The Trust is authorized to issue an unlimited number of shares. The Trust accounts for the assets of each Fund separately.

This report covers RBP® Large-Cap Defensive Fund, RBP® Dividend Fund, Directional Allocation Fund, RBP® Large-Cap Value Fund and RBP® Large-Cap Market Fund (the "Funds").

For information on the Funds' policy regarding valuation of investments and other significant accounting policies, please refer to the Funds' most recent semi-annual or annual shareholder report.

Significant Accounting Policies

The Funds operate as investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("U.S. GAAP") and are consistently followed by the Trust. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities, contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.

The Board of Trustees of the Funds (the “Board”) has adopted policies and procedures for the valuation of the Funds’ investments (the “Valuation Procedures”). Pursuant to the Valuation Procedures, the Board has delegated to a valuation committee, consisting of representatives from Guggenheim’s investment management, fund administration, legal and compliance departments (the “Valuation Committee”), the day-to-day responsibility for implementing the Valuation Procedures, including, under most circumstances, the responsibility for determining the fair value of the Funds' securities and/or other assets.

Valuations of the Funds’ securities are supplied primarily by pricing services appointed pursuant to the processes set forth in the Valuation Procedures. The Valuation Committee convenes monthly, or more frequently as needed, to review the valuation of all assets which have been fair valued for reasonableness. The Funds’ officers, through the Valuation Committee and consistent with the monitoring and review responsibilities set forth in the Valuation Procedures, regularly review procedures used and valuations provided by the pricing services.

If the pricing service cannot or does not provide a valuation for a particular investment or such valuation is deemed unreliable, such investment is fair valued by the Valuation Committee.

Equity securities listed on an exchange (New York Stock Exchange (“NYSE”) or American Stock Exchange) are valued at the last quoted sales price as of the close of business on the NYSE, usually 4:00 p.m. on the valuation date. Equity securities listed on the NASDAQ market system are valued at the NASDAQ Official Closing Price on the valuation date, which may not necessarily represent the last sale price. If there has been no sale on such exchange or NASDAQ on a given day, the security is valued at the closing bid price on that day.

Open-end investment companies ("mutual funds") are valued at their NAV as of the close of business, on the valuation date. Exchange-traded funds ("ETFs") are valued at the last quoted sales price.

Investments for which market quotations are not readily available are fair- valued as determined in good faith by GI under the direction of the Board using methods established or ratified by the Board. Valuations in accordance with these methods are intended to reflect each security’s (or asset’s) “fair value.” Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to market prices; sale prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics, or based on inputs such as anticipated cash flows or collateral, spread over Treasuries, and other information analysis.

Under the Funds’ organizational documents, the Trustees and Officers are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, throughout the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds and/or their affiliates that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

2. Federal Income Tax Information

The Funds intend to comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute substantially all taxable net investment income and capital gains sufficient to relieve the Funds from all, or substantially all, federal income, excise and state income taxes. Therefore, no provision for federal or state income tax is required. Tax positions taken or expected to be taken in the course of preparing the Funds' tax returns are evaluated to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Management has analyzed the Funds' tax positions taken, or to be taken, on federal income tax returns for all open tax years, and has concluded that no provision for income tax is required in the Funds' financial statements. The Funds' federal tax returns are subject to examination by the Internal Revenue Service for a period of three years after they are filed.

At June 30, 2017, the cost of securities for federal income tax purposes, the aggregate gross unrealized gain for all securities for which there was an excess of value over tax cost, and the aggregate gross unrealized loss for all securities for which there was an excess of tax cost over value were as follows:

Fund	Tax Cost	Tax Unrealized Gain	Tax Unrealized Loss	Net Unrealized Gain (Loss)
Directional Allocation Fund	581,705,544	99,808,697	(9,618,939)	90,189,758
RBP Dividend Fund	21,295,499	1,203,150	(612,194)	590,956
RBP Large-Cap Defensive Fund	19,268,187	2,896,057	(333,884)	2,562,173
RBP Large Cap Market Fund	17,791,754	3,796,625	(437,579)	3,359,046
RBP Large Cap Value Fund	3,559,266	383,301	(110,299)	273,002

3. Fair Value Measurement

In accordance with U.S. GAAP, fair value is defined as the price that the Funds would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. U.S. GAAP establishes a three-tier fair value hierarchy based on the types of inputs used to value assets and liabilities and requires corresponding disclosure. The hierarchy and the corresponding inputs are summarized below:

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Level 1 — quoted prices in active markets for identical assets or liabilities.

Level 2 — significant other observable inputs (for example quoted prices for securities that are similar based on characteristics such as interest rates, prepayment speeds, credit risk, etc.).

Level 3 — significant unobservable inputs based on the best information available under the circumstances, to the extent observable inputs are not available, which may include assumptions.

The types of inputs available depend on a variety of factors, such as the type of security and the characteristics of the markets in which it trades, if any. Fair valuation determinations that rely on fewer or no observable inputs require greater judgment. Accordingly, fair value determinations for Level 3 securities require the greatest amount of judgment.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The suitability of the techniques and sources employed to determine fair valuation are regularly monitored and subject to change.

OTHER INFORMATION (Unaudited)

Sector Classification

Information in the "Schedule of Investments" is categorized by sectors using sector-level classifications defined by the Bloomberg Industry Classification System, a widely recognized industry classification system provider. Each Fund's registration statement has investment policies relating to concentration in specific sectors/industries. For purposes of these investment policies, the Funds usually classify sectors/industries based on industry-level Classifications used by widely recognized industry classification system providers such as Bloomberg Industry Classification System, Global Industry Classification Standards and Barclays Global Classification Scheme.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.
(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270.30a-2(a)) is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Transparent Value Trust

By (Signature and Title)*	/s/ Donald C. Cacciapaglia
Donald C. Cacciapaglia, President and Chief Executive Officer

Date	August 29, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Donald C. Cacciapaglia
Donald C. Cacciapaglia, President and Chief Executive Officer

Date	August 29, 2017

By (Signature and Title)*	/s/ John L. Sullivan
John L. Sullivan, Chief Financial Officer

Date	August 29, 2017

*	Print the name and title of each signing officer under his or her signature.